Submission	Aug. 19, 2026
Submission [Line Items]
Central Index Key	0000052485
Registrant Name	INTERSTATE POWER & LIGHT CO
Registration File Number	333-276062-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES